Revenue - Disaggregation of revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other revenue information
Revenues	€ 7,301	€ 9,707	€ 15,307	€ 21,366
Point in time
Other revenue information
Revenues	0	120	0	180
Over time
Other revenue information
Revenues	7,301	9,587	15,307	21,186
Collaboration
Other revenue information
Revenues	7,284	9,485	15,153	20,888
Service
Other revenue information
Revenues	17	222	154	478
Germany
Other revenue information
Revenues	14	222	151	458
USA
Other revenue information
Revenues	€ 7,287	€ 9,485	€ 15,156	€ 20,908